INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Schedule of reconciliation of changes in intangible assets and goodwill

USDm	2017	2016	2015
Goodwill

Cost:

Balance as of 1 January	11.4	11.4	-
Additions during the year	-	-	11.4
Balance as of 31 December	11.4	11.4	11.4

Impairment losses:
Balance as of 1 January	-11.4	-	-
Impairment losses for the year	-	-11.4	-
Balance as of 31 December	-11.4	-11.4	-

Carrying amount as of 31 December	-	-	11.4